As filed with the Securities and Exchange Commission on June 30, 2016
1933 Act Registration No. 333-170897
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 15

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 491

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlusSM Signature

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ___________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM Signature

Supplement dated ________, 2016 to the May 1, 2016 Prospectus

This supplement to the prospectus for your individual variable annuity contract introduces a new version of i4LIFE® Advantage Guaranteed Income Benefit for elections made on or after ____, 2016. All other provisions of your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
OVERVIEW

The i4LIFE® Advantage Guaranteed Income Benefit provides a guaranteed minimum payout floor for i4LIFE® Advantage Regular Income Payments. i4LIFE® Advantage Guaranteed Income Benefit (version 5) will be available for election on new contracts on or after ________2016, and on existing contracts on or after ____, 2016. i4LIFE® Advantage Guaranteed Income Benefit (version 4) will no longer be available for election unless you are guaranteed the right to elect a prior version under a Living Benefit Rider. Please refer to the prospectus, your contract, and/or any Living Benefit Rider that you own regarding this availability.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Tables – The following entry is added to Expense Table B:

	Signature 1		Signature 2
i4LIFE® Advantage Guaranteed Income Benefit (version 5):*	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge………………………………….	XX%	XX%	XX%	XX%
Current Charge …………………………………………………..
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge………………………………….	XX%	XX%	XX%	XX%
Current Charge …………………………………………………..
Account Value Death Benefit
Guaranteed Maximum Charge………………………………….	XX%	XX%	XX%	XX%
Current Charge …………………………………………………..

*As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is XX% of Account Value for the single life option and XX% of Account Value for the joint life option with a guaranteed maximum charge rate of XX%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge rate of XX%. See Charges and Deductions.

The following entry is added to Expense Table E:

Signature 1 and Signature 2
i4LIFE® Advantage Guaranteed Income Benefit (version 5) (for Lincoln Market SelectSM Advantage riders purchased on and after ____, 2016):*	Single Life	Joint Life
Guaranteed Maximum Annual Charge ……………..………………………	XX%	XX%
Current Initial Annual Charge ………………………………………………..	XX%	XX%

*As an annualized percentage of the greater of the Income Base or Account Value. This charge is deducted from the Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 5) charge.

Examples

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	xx	xx	xx	xx
Signature 2	xx	xx	xx	xx

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	xx	xx	xx	xx
Signature 2	xx	xx	xx	xx

Charges and Other Deductions – Rider Charges. The following section is added to the Charges and Other Deductions section of the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit (version 5) Charge.  i4LIFE® Advantage Guaranteed Income Benefit (version 5) is subject to a current annual charge rate of XX% (XX% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:

	Signature 1 Single Life Option	Signature 1 Joint Life Option	Signature 2 Single Life Option	Signature 2 Joint Life Option
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	xx	xx	xx	xx
Guarantee of Principal Death Benefit	xx	xx	xx	xx
Account Value Death Benefit	xx	xx	xx	xx

These charge rates replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of the step-up, the annual charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of XX% of the Account Value. If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.

The Contracts – Investment Requirements. The following information is added to the Investment Requirements section of your prospectus: For i4LIFE® Advantage Guaranteed Income Benefit (version 5) riders purchased on or after ____, 2016, you must currently allocate 100% of your Contract Value among the Subaccounts listed below:

American Century VP Balanced Fund	LVIP Global Growth Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Moderate Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP PIMCO Low Duration Bond Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP SSGA Bond Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Growth ETF Allocation ManagedRisk Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed RiskFund	LVIP SSGA Moderate Index Allocation Fund
LVIP Delaware Bond Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Dimensional/Vanguard Total Bond Fund	MFS® Total Return Series
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following information is added to the Guaranteed Income Benefit with i4LIFE® Advantage section of the prospectus:

Guaranteed Income Benefit (version 5). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

The initial Guaranteed Income Benefit percentages applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing contractowners that have elected the rider, but your Guaranteed Income Benefit percentages will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new rider elections on or after ________2016 (on or after ____, 2016 for existing contracts) is set forth in a supplement to this prospectus. The supplement indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. At least two weeks before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new prospectus supplement. In order to get the percentage indicated in a prospectus supplement, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that supplement.

Impacts to i4LIFE® Advantage Regular Income Payments. Certain restrictions will apply to your contract when you select i4LIFE® Advantage Guaranteed Income Benefit. The restrictions that are specific to i4LIFE® Advantage Guaranteed Income Benefit (version 5) are listed below. Other restrictions listed in your prospectus will continue to apply:
•	A 3% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period is the longer of 20 years and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

Availability. i4LIFE® Advantage Guaranteed Income Benefit (version 5) will be available for purchase on new contracts on or after _______, 2016, and on existing contracts on or after ______, 2016, for both qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 5) will be available for purchase in the future as we reserve the right to discontinue this benefit at any time.

Please retain this supplement with your prospectus for future reference.

The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated ________, 2016 to the May 1, 2016 Prospectus

This Rate Sheet Prospectus Supplement does not apply if you have not elected i4LIFE® Advantage Guaranteed Income Benefit (version 5).  This supplement is for informational purposes and requires no action on your part.

OVERVIEW

This Rate Sheet Prospectus Supplement provides the i4LIFE® Advantage Guaranteed Income Benefit (version 5) percentages that we are currently offering.  This supplement will replace and supersede any previously issued Rate Sheet Prospectus Supplement(s), and must be retained with the current prospectus.

The percentages below apply for applications and rider election forms signed between ____________ and ____________ 2016.

The Guaranteed Income Benefit Percentages may be different than those listed below for applications signed after __________ 2016.  It is possible for a new Rate Sheet Prospectus Supplement to be filed prior to ______ 2016 which would supersede this Supplement.  Please work with your Registered Representative for help with determining the most current rate.

Age	Age Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (version 5)
	Single Life Initial GIB Percentage	Joint Life Initial GIB Percentage
Under 40	X%	X%
40-54	X%	X%
55-58	X%	X%
59-64	X%	X%
65-69	X%	X%
70-74	X%	X%
75-79	X%	X%
80+	X%	X%

In order to receive the percentages indicated in this Prospectus Supplement, your application, or rider election form, must be signed and dated on or before the last day of the effective period noted above. We must receive your application, or rider election form, In Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable percentages in effect at that time.  Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

Subject to the rules above, if the Guaranteed Income Benefit percentages that we are currently offering on the day the contract (or rider) is issued is higher than the rates we were offering on the date you signed your application (or rider election form) and neither rates have decreased, you will receive the higher set of rates.  If any percentages have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract is issued (or your rider is issued), your contract / rider will be issued with the set of percentages that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

PART A

The prospectus for the ChoicePlus Signature variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

PART B

The Statement of Additional Information for the ChoicePlus Signature variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information  is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2015

Statement of Operations - Year ended December 31, 2015

Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014

Notes to Financial Statements - December 31, 2015

Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2015 and 2014

Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013

Notes to Consolidated Financial Statements - December 31, 2015

Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) Not Applicable

(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors,  Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-

170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors,  Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No.

333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(b) Contract Specifications (30070-CP Signature B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(c) Contract Specifications (30070-CP Signature L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(d) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(g) DCA Fixed Account Rider (32145)  incorporated  herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

        (h) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

         (i) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(j) Section 403(b) Annuity Endorsement (32481-I 12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(k) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(l) EGMDB Rider (32149 5/03) incorporated  herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(m) Guarantee of Principal Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(n) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(o) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 19, 2006.

(p) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36136) filed on April 4, 2006.

(q) Variable Annuity Rider (LSSA 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December 21, 2006.

(r) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amend- ment No. 44 (File No. 333-40937) filed on October 28, 2010.

(s) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(t) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(u) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(v) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(w) Variable Annuity Living Benefit Rider (LINC2+ Protected Funds) (AR-529 8/10) incorporated herein by reference to Post- Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(x) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registra- tion on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(y) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(z) Variable Annuity Living Benefits Rider (Market Select Advantage) (AR-587) incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 333-63505) filed on October 1, 2015.

(a-2) Long-Term  Care Benefits Rider (AR 518 3/10 Level) incorporated  herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(b-2) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated  herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(c-2) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(d-2) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(e-2) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

B-2

(f-2) Long-Term  Care Coverage Endorsement (AE 517) incorporated  herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(g-2) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(5) ChoicePlus Signature Application  (ANF06747 CPS 1/08) incorporated  herein by reference to Post-Effective Amendment No. 2 (File No. 333-170897) filed on April 10, 2012.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post- Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
            (c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-

170529) filed on April 26, 2016.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 n Form N-6 (File No. 333-146507) filed on April 1, 2011.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333- 146507) filed on April 1, 2015.

(v) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(viii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(ix) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amend- ment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(x) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

B-3

(xii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(c) Accounting and Financial Administration  Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by refer- ence to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company’s executive officers.

Name                                                                       Positions and Offices with Depositor

Ellen G. Cooper*                                                                       Executive Vice President, Chief Investment Officer and Director

Jeffrey D. Coutts*                                                                       Senior Vice President and Treasurer

Randal J. Freitag*                                                                       Executive Vice President, Chief Financial Officer and Director

Wilford H. Fuller*                                                                       Executive Vice President and Director

Dennis R. Glass*                                                                       President and Director

Kirkland L. Hicks*                                                                       Executive Vice President, General Counsel and Secretary

Mark E. Konen*                                                                       Executive Vice President and Director

Christine Janofsky*                                                                       Senior Vice President, Chief Accounting Officer and Controller

Keith J. Ryan**                                                                       Vice President and Director

*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal  business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

B-4

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2016 there were 354,929 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connec- tion with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification  is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors,  Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors,  Inc.:

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Name                                                                       Positions and Offices with Underwriter

Andrew J. Bucklee*                                                   Senior Vice President and Director

Patrick J. Caulfield**                                                  Vice President, Chief Compliance Officer and Senior Counsel

Jeffrey D. Coutts*                                                      Senior Vice President and Treasurer

Wilford H. Fuller*                                                       President, Chief Executive Officer and Director

John C. Kennedy*                                                     Senior Vice President, Head of Retirement Solutions Distribution, and Director

Thomas P. O’Neill*                                                   Senior Vice President and Chief Operating Officer

Christopher P. Potochar*                                          Senior Vice President and Director, Head of Finance and Strategy

Nancy A. Smith*                                                      Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103 (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as pay- ments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of June, 2016.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlusSM Signature

By:                                                                        /s/ Kimberly A. Genovese
Kimberly A. Genovese
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)

By:                                                                        /s/ Daniel P. Herr
Daniel P. Herr
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 30, 2016.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director (Principal Executive Officer)
* __________________________________ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
___________________________________ Wilford H. Fuller	Executive Vice President and Director
*___________________________________ Mark E. Konen	Executive Vice President and Director
*__________________________________ Keith J. Ryan	Vice President and Director
* By /s/ Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese

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